Employee Benefits (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2022 CHF (SFr) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 CHF (SFr) shares	Jun. 30, 2021 $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits [Abstract]
Share based compensation description					In 2021 share based compensation expense included CHF 902,817 for one regular and one extraordinary share bonus grant related to the strategic repositioning of the Company. The latter, which amounts to CHF 810,252, including CHF 360,112 for a future share grant contingent on achieving the Positive Results related to the Trasir transaction. Share based compensation included expense related to employee stock options of CHF 320,879 in the year 2021 compared to CHF 351,401 in 2020. On the other hand, expenses for salaries in the previous year had benefited from reimbursements of CHF 63,208 under the Swiss short-time work scheme, which had been used for three months in connection with a temporary reduction in project activities due to the COVID-19 pandemic.
Benefit plans interest rate					1.00%	1.00%	1.00%
Weighted average duration defined benefit obligation					19 years 10 months 24 days	21 years 10 months 24 days
Stock options	SFr 180,808		SFr 159,487
Share based compensation expense			810,252
Future share grant contingent			SFr 360,112
Granted options (in Shares) | shares	27,861		6,862
Equity incentive plans (in Dollars per share) | $ / shares		$ 20.8		$ 70.2